Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Ned Davis Research 360 Dynamic Allocation ETF
Shareholder Report [Line Items]
Fund Name	Ned Davis Research 360° Dynamic Allocation ETF
Class Name	Ned Davis Research 360° Dynamic Allocation ETF
Trading Symbol	NDAA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ned Davis Research 360° Dynamic Allocation ETF (the "Fund") for the period October 16, 2024 (the Fund's “Inception”) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ndrfunds.com/. You can also request this information by contacting us at (844) 954-5050 or by writing to the Ned Davis Research 360° Dynamic Allocation ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 954-5050
Additional Information Website	www.ndrfunds.com/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ned Davis Research 360° Dynamic Allocation ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How Did the Fund Perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 9.27% (NAV) and 9.38% (Market). This compares to the 12.07% total return of the custom benchmark of 60% MSCI All-Country World Index (ACWI)/40% Bloomberg Global Aggregate Bond Index.

From a sector perspective, this fund has holdings which are other ETFs.

Reviewing individual holdings based on performance attribution to the overall portfolio relative to the S&P 500, leading contributors included iShares Core MSCI Emerging Markets ETF. Conversely, the leading detractors included iShares 20+ Year Treasury Bond ETF and iShares Core S&P U.S. Value ETF.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Total Return Since Inception
Ned Davis Research 360° Dynamic Allocation ETF	9.27%
60% MSCI ACWI Index / 40% Bloomberg Global Aggregate Index	12.07%
Bloomberg Global Aggregate Index	4.49%
MSCI ACWI Net (USD)	17.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.ndrfunds.com/ for more recent performance information.
Net Assets	$ 1,951,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 12,605
Investment Company, Portfolio Turnover	238.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$1,951
Number of Holdings	10
Total Advisory Fee	$12,605
Portfolio Turnover Rate	238%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
iShares Core MSCI Emerging Markets ETF	20.4
Vanguard Growth ETF	20.3
iShares Core MSCI EAFE ETF	19.2
Vanguard S&P 500 ETF	16.9
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.1
iShares Broad USD High Yield Corporate Bond ETF	5.0
Vanguard Intermediate-Term Corporate Bond ETF	5.0
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	4.4
iShares Core S&P Small-Cap ETF	2.5
Cash & Other Investments	1.2